12 Months Ended
Sep. 18, 2015

LOOMIS SAYLES CORE PLUS BOND FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Core Plus Bond Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Multi-Asset Income Fund, dated August 31, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.